Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 43,391	€ 43,158	€ 44,155
Intangible assets	29,973	31,464	37,875
Property, plant & equipment	111,331	95,400	94,276
Right-of-use assets	7,719	8,102	8,420
Deferred tax assets	3,523	2,797	1,186
Investment in convertible loans	3,994	3,744	3,494
Investments in non-listed equity instruments	0	0	307
Other non-current assets	5,893	5,501	5,136
Total non-current assets	205,823	190,166	194,847
Current assets
Inventories and contracts in progress	16,992	17,034	16,081
Trade receivables	53,052	52,698	51,043
Other current assets	18,166	9,160	8,424
Cash and cash equivalents	102,304	127,573	140,867
Total current assets	190,513	206,465	216,414
Total assets	396,336	396,630	411,262
Equity
Share capital	4,487	4,487	4,487
Share premium	233,895	233,942	233,895
Retained earnings	19,000	5,564	(1,158)
Other reserves	(8,803)	(7,346)	(8,268)
Equity attributable to the owners of the parent	248,578	236,646	228,956
Non-controlling interest	(86)	(53)	(28)
Total equity	248,492	236,594	228,928
Non-current liabilities
Loans & borrowings	23,175	33,582	55,873
Lease liabilities	5,112	5,333	5,147
Deferred tax liabilities	3,202	3,725	4,312
Deferred income	13,268	10,701	9,277
Other non-current liabilities	910	1,745	1,611
Total non-current liabilities	45,666	55,086	76,220
Current liabilities
Loans & borrowings	10,383	22,873	17,058
Lease liabilities	2,614	2,610	2,902
Trade payables	23,348	21,196	23,230
Tax payables	1,432	1,777	1,246
Deferred income	45,998	40,791	41,721
Other current liabilities	18,403	15,703	19,957
Total current liabilities	102,178	104,950	106,114
Total equity and liabilities	€ 396,336	€ 396,630	€ 411,262